Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	101 Months Ended	102 Months Ended	120 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024
Investor
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Direxion Monthly High Yield Bull 1.2X Fund
Average Annual Return, Percent	10.90%	1.61%		4.63%
Investor
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Direxion Monthly NASDAQ-100® Bull 1.25X Fund
Average Annual Return, Percent	30.30%	23.38%	22.05%
Investor
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Direxion Monthly NASDAQ-100® Bull 1.75X Fund
Average Annual Return, Percent	40.74%	33.00%			28.54%
Investor
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Direxion Monthly S&P 500® Bull 1.75X Fund
Average Annual Return, Percent	41.07%	22.93%			19.08%
Investor
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Direxion Monthly Small Cap Bull 1.75X Fund
Average Annual Return, Percent	22.18%	8.41%			7.72%
Investor
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund
Average Annual Return, Percent	3.09%	(6.93%)			(1.47%)
Investor
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund
Average Annual Return, Percent	0.02%	5.44%			(1.44%)
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Hilton Tactical Income Fund Institutional Class
Average Annual Return, Percent	14.38%	4.07%			4.61%
Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Hilton Tactical Income Fund Investor Class
Average Annual Return, Percent	14.12%	3.81%			4.35%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	27.14%	15.92%		15.48%
Solactive High Yeld Beta Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Solactive High Yeld Beta Index
Average Annual Return, Percent	11.74%	3.66%		5.88%
NASDAQ-100® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NASDAQ-100® Index
Average Annual Return, Percent	27.30%	21.55%	20.28%
NASDAQ-100® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NASDAQ-100® Index
Average Annual Return, Percent	27.30%	21.55%			18.14%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	27.14%	15.92%			12.98%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	27.14%	15.92%			12.98%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	18.47%	9.68%			8.03%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.04%)			1.64%
Bloomberg Intermediate Government/Credit Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Intermediate Government/Credit Index
Average Annual Return, Percent	7.11%	0.96%			1.80%
ICE US Treasury 7-10 Year Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE US Treasury 7-10 Year Bond Index
Average Annual Return, Percent	6.09%	(1.17%)			1.28%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.04%)			1.64%
Bloomberg Intermediate Government/Credit Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Intermediate Government/Credit Index
Average Annual Return, Percent	7.11%	0.96%			1.80%
ICE US Treasury 7-10 Year Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE US Treasury 7-10 Year Bond Index
Average Annual Return, Percent	6.09%	(1.17%)			1.28%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	27.14%	15.92%			12.98%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.04%)			1.64%
Bloomberg Intermediate Government/Credit Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Intermediate Government/Credit Index
Average Annual Return, Percent	7.11%	0.96%			1.80%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	27.14%	15.92%			12.98%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.04%)			1.64%
Bloomberg Intermediate Government/Credit Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Intermediate Government/Credit Index
Average Annual Return, Percent	7.11%	0.96%			1.80%